UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686

                          Oppenheimer Portfolio Series
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: January 31

                      Date of reporting period: 10/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Conervative Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                    SHARES         VALUE
                                                  ----------   ------------
INVESTMENT COMPANIES--100.0%(1)
ALTERNATIVE INVESTMENT FUNDS--9.1%
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                     2,866,894   $ 14,334,469
Oppenheimer Real Estate Fund, Cl. Y                1,310,917     17,448,304
                                                               ------------
                                                                 31,782,773
FIXED INCOME FUNDS--70.7%
Oppenheimer Champion Income Fund, Cl. Y            6,967,398     27,521,221
Oppenheimer Core Bond Fund, Cl. Y                 16,374,842    120,682,584
Oppenheimer International Bond Fund, Cl. Y         3,899,147     21,601,273
Oppenheimer Limited-Term Government Fund, Cl. Y    8,284,682     76,633,313
                                                               ------------
                                                                246,438,391
GLOBAL EQUITY FUND--4.9%
Oppenheimer Global Fund, Cl. Y                       387,811     17,040,404

U.S. EQUITY FUNDS--15.3%
Oppenheimer Capital Appreciation Fund, Cl. Y         534,152     17,199,683
Oppenheimer Main Street Fund, Cl. Y                  770,819     18,376,329
Oppenheimer Value Fund, Cl. Y                      1,073,823     17,707,328
                                                               ------------
                                                                 53,283,340
TOTAL INVESTMENTS, AT VALUE (COST $483,340,208)        100.0%   348,544,908
LIABILITIES IN EXCESS OF OTHER ASSETS                    0.0        (49,988)
                                                  ----------   ------------
NET ASSETS                                             100.0%  $348,494,920
                                                  ==========   ============

FOOTNOTE TO STATEMENT OF INVESTMENTS


                         1 | CONSERVATIVE INVESTOR FUND

Conervative Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    SHARES                                    SHARES
                                                  JANUARY 31,      GROSS         GROSS      OCTOBER 31,
                                                     2008        ADDITIONS     REDUCTIONS      2008
                                                  ----------   ------------   -----------   ----------
Oppenheimer Capital Appreciation Fund, Cl. Y         430,901        141,315        38,064      534,152
Oppenheimer Champion Income Fund, Cl. Y            4,973,921      2,526,899       533,422    6,967,398
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                     3,003,733        679,691       816,530    2,866,894
Oppenheimer Core Bond Fund, Cl. Y                 12,965,949      4,472,270     1,063,377   16,374,842
Oppenheimer Global Fund, Cl. Y                       300,157        115,366        27,712      387,811
Oppenheimer Institutional Money Market Fund,
   Cl. E                                           1,112,684     58,567,800    59,680,484           --
Oppenheimer International Bond Fund, Cl. Y         3,634,483      1,045,054       780,390    3,899,147
Oppenheimer Limited-Term Government Fund, Cl. Y    6,837,271      2,179,827       732,416    8,284,682
Oppenheimer Main Street Fund, Cl. Y                  588,201        235,756        53,138      770,819
Oppenheimer Real Estate Fund, Cl. Y                  942,921        457,855        89,859    1,310,917
Oppenheimer Value Fund, Cl. Y                        818,623        330,690        75,490    1,073,823

                                                                                             REALIZED
                                                                   VALUE         INCOME        LOSS
                                                               ------------   -----------   ----------
Oppenheimer Capital Appreciation Fund, Cl. Y                   $ 17,199,683   $        --   $  643,189
Oppenheimer Champion Income Fund, Cl. Y                          27,521,221     3,150,461    2,109,006
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                                   14,334,469            --      220,989
Oppenheimer Core Bond Fund, Cl. Y                               120,682,584     6,895,000    1,840,770
Oppenheimer Global Fund, Cl. Y                                   17,040,404            --      796,359
Oppenheimer Institutional Money Market Fund,
   Cl. E                                                                 --        12,035           --
Oppenheimer International Bond Fund, Cl. Y                       21,601,273       798,645       48,113
Oppenheimer Limited-Term Government Fund, Cl. Y                  76,633,313     2,893,965      257,478
Oppenheimer Main Street Fund, Cl. Y                              18,376,329            --      913,781
Oppenheimer Real Estate Fund, Cl. Y                              17,448,304       402,439      827,939
Oppenheimer Value Fund, Cl. Y                                    17,707,328            --      819,816
                                                               ------------   -----------   ----------
                                                               $348,544,908   $14,152,545   $8,477,440
                                                               ============   ===========   ==========

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                          $348,544,908          $--
Level 2--Other Significant Observable Inputs              --           --
Level 3--Significant Unobservable Inputs                  --           --
                                                ------------          ---
   Total                                        $348,544,908          $--
                                                ============          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                         2 | CONSERVATIVE INVESTOR FUND

Conervative Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities


                         3 | CONSERVATIVE INVESTOR FUND

Conervative Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 491,349,580
                                 =============
Gross unrealized appreciation    $     177,160
Gross unrealized depreciation     (142,981,832)
                                 -------------
Net unrealized depreciation      $(142,804,672)
                                 =============


                         4 | CONSERVATIVE INVESTOR FUND



Moderate Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                       SHARES          VALUE
                                                     ----------    ------------
INVESTMENT COMPANIES--100.0%(1)
ALTERNATIVE INVESTMENT FUNDS--8.7%
Oppenheimer Commodity Strategy Total Return Fund,
   Cl. Y                                              6,221,382    $ 31,106,911
Oppenheimer Real Estate Fund, Cl. Y                   2,818,341      37,512,115
                                                                   ------------
                                                                     68,619,026
FIXED INCOME FUNDS--48.2%
Oppenheimer Champion Income Fund, Cl. Y              14,420,623      56,961,465
Oppenheimer Core Bond Fund, Cl. Y                    23,427,806     172,662,933
Oppenheimer International Bond Fund, Cl. Y            8,348,386      46,250,063
Oppenheimer Limited-Term Government Fund, Cl. Y      11,476,431     106,156,991
                                                                   ------------
                                                                    382,031,452
GLOBAL EQUITY FUND--9.2%
Oppenheimer Global Fund, Cl. Y                        1,664,895      73,155,509
U.S. EQUITY FUNDS--33.9%
Oppenheimer Capital Appreciation Fund, Cl. Y          2,298,754      74,019,862
Oppenheimer Main Street Fund, Cl. Y                   3,312,172      78,962,178
Oppenheimer Main Street Opportunity Fund, Cl. Y       4,375,050      39,375,455
Oppenheimer Value Fund, Cl. Y                         4,610,114      76,020,787
                                                                   ------------
                                                                    268,378,282
TOTAL INVESTMENTS, AT VALUE (COST $1,155,180,610)         100.0%    792,184,269
OTHER ASSETS NET OF LIABILITIES                             0.0         186,060
                                                     ----------    ------------
NET ASSETS                                                100.0%   $792,370,329
                                                     ==========    ============

FOOTNOTE TO STATEMENT OF INVESTMENTS


                           1 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES                                    SHARES
                                                          JANUARY 31,      GROSS        GROSS      OCTOBER 31,
                                                             2008        ADDITIONS   REDUCTIONS       2008
                                                          -----------   ----------   ----------    -----------
Oppenheimer Capital Appreciation Fund, Cl. Y                1,971,338      414,615       87,199      2,298,754
Oppenheimer Champion Income Fund, Cl. Y                    10,823,248    4,172,284      574,909     14,420,623
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     6,896,989    1,069,730    1,745,337      6,221,382
Oppenheimer Core Bond Fund, Cl. Y                          19,762,236    4,940,330    1,274,760     23,427,806
Oppenheimer Global Fund, Cl. Y                              1,368,498      360,597       64,200      1,664,895
Oppenheimer Institutional Money Market Fund, Cl. E          1,346,117   85,059,163   86,405,280             --
Oppenheimer International Bond Fund, Cl. Y                  8,350,987    1,696,554    1,699,155      8,348,386
Oppenheimer Limited-Term Government Fund, Cl. Y            10,121,883    2,308,729      954,181     11,476,431
Oppenheimer Main Street Fund, Cl. Y                         2,683,355      750,590      121,773      3,312,172
Oppenheimer Main Street Opportunity Fund, Cl. Y             3,514,973    1,021,054      160,977      4,375,050
Oppenheimer Real Estate Fund, Cl. Y                         2,112,124      807,271      101,054      2,818,341
Oppenheimer Value Fund, Cl. Y                               3,731,119    1,052,913      173,918      4,610,114

                                                                                            REALIZED
                                                               VALUE          INCOME       GAIN (LOSS)
                                                           ------------    -----------    ------------
Oppenheimer Capital Appreciation Fund, Cl. Y               $ 74,019,862    $        --    $ (1,596,952)
Oppenheimer Champion Income Fund, Cl. Y                      56,961,465      6,561,923      (2,293,105)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y      31,106,911             --         335,009
Oppenheimer Core Bond Fund, Cl. Y                           172,662,933     10,026,867      (1,743,799)
Oppenheimer Global Fund, Cl. Y                               73,155,509             --      (1,974,079)
Oppenheimer Institutional Money Market Fund, Cl. E                   --         19,770              --
Oppenheimer International Bond Fund, Cl. Y                   46,250,063      1,747,764          95,855
Oppenheimer Limited-Term Government Fund, Cl. Y             106,156,991      4,090,266        (263,474)
Oppenheimer Main Street Fund, Cl. Y                          78,962,178             --      (2,206,392)
Oppenheimer Main Street Opportunity Fund, Cl. Y              39,375,455             --      (1,021,652)
Oppenheimer Real Estate Fund, Cl. Y                          37,512,115        868,654        (934,547)
Oppenheimer Value Fund, Cl. Y                                76,020,787             --      (2,046,679)
                                                           ------------    -----------    ------------
                                                           $792,184,269    $23,315,244    $(13,649,815)
                                                           ============    ===========    ============

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                             SECURITIES       INSTRUMENTS*
---------------------                           --------------   ---------------
Level 1--Quoted Prices                           $792,184,269          $--
Level 2--Other Significant Observable Inputs               --           --
Level 3--Significant Unobservable Inputs                   --           --
                                                 ------------          ---
   Total                                         $792,184,269          $--
                                                 ============          ===


                           2 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company,


                           3 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,169,540,949
                                 ==============
Gross unrealized appreciation    $           --
Gross unrealized depreciation      (377,356,680)
                                 --------------
Net unrealized depreciation      $ (377,356,680)
                                 ==============


                           4 | MODERATE INVESTOR FUND



Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

                                                            Shares          Value
                                                          ----------   --------------
INVESTMENT COMPANIES--99.6%(1)
ALTERNATIVE INVESTMENT FUNDS--5.2%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y    4,334,275   $   21,671,375
Oppenheimer Real Estate Fund, Cl. Y                        5,942,733       79,097,780
                                                                       --------------
                                                                          100,769,155
                                                                       --------------
FIXED INCOME FUNDS--29.0%
Oppenheimer Champion Income Fund, Cl. Y                   17,797,491       70,300,089
Oppenheimer Core Bond Fund, Cl. Y                         31,806,174      234,411,503
Oppenheimer International Bond Fund, Cl. Y                18,109,640      100,327,403
Oppenheimer U.S. Government Trust, Cl. Y                  17,406,755      153,005,377
                                                                       --------------
                                                                          558,044,372
                                                                       --------------
GLOBAL EQUITY FUNDS--16.2%
Oppenheimer Developing Markets Fund, Cl. Y                 1,190,798       31,925,299
Oppenheimer Global Fund, Cl. Y                             3,379,178      148,481,057
Oppenheimer Global Opportunities Fund, Cl. Y               2,866,259       58,529,016
Oppenheimer International Growth Fund, Cl. Y               3,326,598       59,978,559
Oppenheimer Quest International Value Fund, Inc., Cl. A    1,207,561       12,631,085
                                                                       --------------
                                                                          311,545,016
                                                                       --------------
MONEY MARKET FUND--1.2%
Oppenheimer Institutional Money Market Fund,
Cl. E, 2.95%(2)                                           22,312,095       22,312,095
U.S. EQUITY FUNDS--48.0%
Oppenheimer Capital Appreciation Fund, Cl. Y               7,643,188      246,110,645
Oppenheimer Main Street Fund, Cl. Y                        7,645,662      182,272,584
Oppenheimer Main Street Opportunity Fund, Cl. Y            6,927,786       62,350,075
Oppenheimer Main Street Small Cap Fund, Cl. Y              7,809,797      108,087,596
Oppenheimer MidCap Fund, Cl. Y(3)                          2,208,171       26,122,664
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y            1,247,619       25,176,953
Oppenheimer Value Fund, Cl. Y                             16,517,785      272,378,280
                                                                       --------------
                                                                          922,498,797
                                                                       --------------
Total Investments, at Value (Cost $2,855,582,234)               99.6%   1,915,169,435
Other Assets Net of Liabilities                                  0.4        7,395,106
                                                          ----------   --------------
Net Assets                                                     100.0%  $1,922,564,541
                                                          ==========   ==============

Footnotes to Statement of Investments


                           1 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES                                    SHARES
                                                          JANUARY 31,      GROSS         GROSS      OCTOBER 31,
                                                              2008       ADDITIONS     REDUCTIONS       2008
                                                          -----------   -----------   -----------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y                7,395,404       586,652       338,868     7,643,188
Oppenheimer Champion Income Fund, Cl. Y                    16,515,149     2,600,238     1,317,896    17,797,491
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y            --     4,630,609       296,334     4,334,275
Oppenheimer Core Bond Fund, Cl. Y                          29,099,763     4,147,615     1,441,204    31,806,174
Oppenheimer Developing Markets Fund, Cl. Y                    457,641       846,398       113,241     1,190,798
Oppenheimer Global Fund, Cl. Y                              3,691,578       283,598       595,998     3,379,178
Oppenheimer Global Opportunities Fund, Cl. Y                4,621,178       319,036     2,073,955     2,866,259
Oppenheimer Institutional Money Market Fund, Cl. E         22,664,856   231,504,868   231,857,629    22,312,095
Oppenheimer International Bond Fund, Cl. Y                 18,223,098     1,908,082     2,021,540    18,109,640
Oppenheimer International Growth Fund, Cl. Y                  753,125     2,771,048       197,575     3,326,598
Oppenheimer International Small Company Fund, Cl. Y           890,431        57,224       947,655            --
Oppenheimer Main Street Fund, Cl. Y                         7,233,544       674,869       262,751     7,645,662
Oppenheimer Main Street Opportunity Fund, Cl. Y            11,047,198       757,289     4,876,701     6,927,786
Oppenheimer Main Street Small Cap Fund, Cl. Y               6,936,180     1,161,894       288,277     7,809,797
Oppenheimer MidCap Fund, Cl. Y                              2,069,622       219,686        81,137     2,208,171
Oppenheimer Quest International Value Fund, Inc., Cl. A     1,105,423       147,007        44,869     1,207,561
Oppenheimer Real Estate Fund, Cl. Y                         6,562,660       653,656     1,273,583     5,942,733
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y             1,165,687       128,711        46,779     1,247,619
Oppenheimer U.S. Government Trust, Cl. Y                   11,382,541     6,582,969       558,755    17,406,755
Oppenheimer Value Fund, Cl. Y                              15,820,161     1,381,268       683,644    16,517,785

                                                                                           REALIZED
                                                               VALUE          INCOME         LOSS
                                                          --------------   -----------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y              $  246,110,645   $        --   $ 5,028,190
Oppenheimer Champion Income Fund, Cl. Y                       70,300,089     8,848,745     3,488,770
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y       21,671,375            --       829,551
Oppenheimer Core Bond Fund, Cl. Y                            234,411,503    14,181,039     2,005,655
Oppenheimer Developing Markets Fund, Cl. Y                    31,925,299            --     1,087,282
Oppenheimer Global Fund, Cl. Y                               148,481,057            --    12,133,289
Oppenheimer Global Opportunities Fund, Cl. Y                  58,529,016            --    24,841,860
Oppenheimer Institutional Money Market Fund, Cl. E            22,312,095       559,195            --
Oppenheimer International Bond Fund, Cl. Y                   100,327,403     4,023,711       384,003
Oppenheimer International Growth Fund, Cl. Y                  59,978,559            --     1,248,083
Oppenheimer International Small Company Fund, Cl. Y                   --            --     6,936,901
Oppenheimer Main Street Fund, Cl. Y                          182,272,584            --     4,573,641
Oppenheimer Main Street Opportunity Fund, Cl. Y               62,350,075            --    17,159,088
Oppenheimer Main Street Small Cap Fund, Cl. Y                108,087,596            --     2,705,922
Oppenheimer MidCap Fund, Cl. Y                                26,122,664            --       373,486
Oppenheimer Quest International Value Fund, Inc., Cl. A       12,631,085            --       348,577
Oppenheimer Real Estate Fund, Cl. Y                           79,097,780     2,039,928     8,013,605
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y               25,176,953            --       846,931
Oppenheimer U.S. Government Trust, Cl. Y                     153,005,377     4,967,576       243,644
Oppenheimer Value Fund, Cl. Y                                272,378,280            --     7,222,685
                                                          -------------    -----------   -----------
                                                          $1,915,169,435   $34,620,194   $99,471,163
                                                          ==============   ===========   ===========

(2.) Rate shown is the 7-day yield as of October 31, 2008.

(3.) Non-income producing security.


                           2 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                                 INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                           IN SECURITIES     INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,915,169,435     $   787,926
Level 2--Other Significant Observable Inputs               --      (3,251,894)
Level 3--Significant Unobservable Inputs                   --              --
                                               --------------     -----------
   Total                                       $1,915,169,435     $(2,463,968)
                                               ==============     ===========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF OCTOBER 31, 2008 ARE AS FOLLOWS:

                                                                                         UNREALIZED
                                                NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION                 BUY/SELL   CONTRACTS      DATE          VALUE     (DEPRECIATION)
--------------------                 --------   ---------   ----------   -----------   --------------
Standard & Poor's 500 E-Mini Index      Buy       1,404      12/19/08    $67,904,460    $(2,450,662)
U.S. Treasury Nts., 5 yr.               Buy          23      12/31/08      2,604,930         16,144
U.S. Treasury Nts., 10 yr.             Sell         768      12/19/08     86,844,000      1,048,504
                                                                                        -----------
                                                                                        $(1,386,014)
                                                                                        ===========

CREDIT DEAFAULT SWAP CONTRACTS AS OF OCTOBER 31, 2008 ARE AS FOLLOWS:

                                                                             PAY/
                                                    BUY/SELL    NOTIONAL   RECEIVE                  UPFRONT
SWAP                                                 CREDIT      AMOUNT     FIXED    TERMINATION    PAYMENT
COUNTERPARTY                   REFERENCE ENTITY    PROTECTION    (000S)      RATE        DATE      RECEIVED     VALUE
------------                  ------------------   ----------   --------   -------   -----------   --------   --------
Goldman Sachs International   CDX.NA.IG.10 Index       Buy       $23,419    1.55%      6/20/13     $462,481   $364,082

TOTAL RETURN SWAP CONTRACTS AS OF OCTOBER 31, 2008 ARE AS FOLLOWS:

                      NOTIONAL                                                                    TERMINATION
SWAP COUNTERPARTY      AMOUNT           PAID BY THE FUND              RECEIVED BY THE FUND            DATE          VALUE
-----------------   -----------   ----------------------------   ------------------------------   -----------   ------------
                                                                 One-Month USD BBA LIBOR
                                                                 minus 50 basis points and if
                                                                 negative, the absolute value
                                  If positive, the Total         of the Total Return of the
Deutsche Bank AG    $22,855,155   Return of the GDUEEGF Index    GDUEEGF Index                        10/8/09   $  7,332,592

UBS AG:
                                  One-Month USD BBA LIBOR
                                  minus 30 basis points and if
                                  negative, the absolute value
                                  of the Total Return of the     If positive, the Total
                     20,904,957   DJUSRE Index                   Return of the DJUSRE Index           9/11/09     (6,001,980)


                           3 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

                                  One-Month USD BBA LIBOR
                                  minus 45 basis points and if
                                  negative, the absolute value
                                  of the Total Return of the     If positive, the Total Return
                      1,013,216   S&P 600 Smallcap Index         of the S&P 600 Smallcap Index         9/9/09       (198,558)
                                  One-Month USD BBA LIBOR
                                  minus 45 basis points and if
                                  negative, the absolute value   If positive, the Total Return
                                  of the Total Return of the     of the S&P 600 Smallcap
                     24,875,087   S&P 600 Smallcap Index         Index                                10/8/09     (4,748,030)
                                                                                                                ------------
                                                                                                                 (10,948,568)
                                                                                                                ------------
                                                                                                                $ (3,615,976)
                                                                                                                ============

Abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
DJUSRE      Dow Jones U.S. Real Estate Index
GDUEEFG     MSCI Daily TR Gross EM USD

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund


                           4 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.


                           5 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in teh contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or losss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.


                           6 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 2,955,061,581
Federal tax cost of other investments       (15,411,077)
                                        ---------------
Total federal tax cost                  $ 2,939,650,504
                                        ===============
Gross unrealized appreciation           $     9,982,784
Gross unrealized depreciation            (1,054,050,357)
                                        ---------------
Net unrealized depreciation             $(1,044,067,573)
                                        ===============


                           7 | Active Allocation Fund



Equity Investor Fund

STATEMENT OF INVESTMENTS   October 31, 2008  / Unaudited

                                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 100.0% (1)
-------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS -- 28.6%
Oppenheimer Developing Markets Fund, Cl. Y                         622,731    $  16,695,424
-------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                   1,695,424       74,496,926
-------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                       944,400       19,284,644
                                                                              -------------
                                                                                110,476,994

-------------------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.95% (2)      138,294          138,294
-------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS -- 71.3%
Oppenheimer Capital Appreciation Fund, Cl. Y                     2,343,075       75,447,021
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                              2,529,778       60,309,913
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                  4,456,128       40,105,159
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                    2,989,633       41,376,520
-------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                    3,520,299       58,049,731
                                                                              -------------
                                                                                275,288,344

-------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $605,137,489)                      100.0%     385,903,632
-------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                        0.0           32,350

                                                                 --------------------------
Net Assets                                                           100.0%   $ 385,935,982
                                                                 ==========================

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES        GROSS        GROSS             SHARES
                                                     JANUARY 31, 2008    ADDITIONS   REDUCTIONS   OCTOBER 31, 2008
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                2,170,054      316,662      143,641          2,343,075
Oppenheimer Developing Markets Fund, Cl. Y                    681,054       86,657      144,980            622,731
Oppenheimer Global Fund, Cl. Y                              1,505,084      235,933       45,593          1,695,424
Oppenheimer Global Opportunities Fund, Cl. Y                  807,432      161,923       24,955            944,400
Oppenheimer Institutional Money Market Fund, Cl. E            144,934   28,035,915   28,042,555            138,294
Oppenheimer Main Street Fund, Cl. Y                         2,212,683      382,776       65,681          2,529,778
Oppenheimer Main Street Opportunity Fund, Cl. Y             3,863,720      707,946      115,538          4,456,128
Oppenheimer Main Street Small Cap Fund, Cl. Y               2,432,908      631,031       74,306          2,989,633
Oppenheimer Value Fund, Cl. Y                               3,075,162      538,733       93,596          3,520,299

                                                                                    REALIZED
                                                               VALUE    INCOME          LOSS
--------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y           $  75,447,021   $    --   $ 1,497,661
Oppenheimer Developing Markets Fund, Cl. Y                16,695,424        --       955,796
Oppenheimer Global Fund, Cl. Y                            74,496,926        --     1,226,242
Oppenheimer Global Opportunities Fund, Cl. Y              19,284,644        --       423,835
Oppenheimer Institutional Money Market Fund, Cl. E           138,294     6,973            --
Oppenheimer Main Street Fund, Cl. Y                       60,309,913        --     1,062,896
Oppenheimer Main Street Opportunity Fund, Cl. Y           40,105,159        --       643,482
Oppenheimer Main Street Small Cap Fund, Cl. Y             41,376,520        --       631,317
Oppenheimer Value Fund, Cl. Y                             58,049,731        --       960,827
                                                       -------------------------------------
                                                       $ 385,903,632   $ 6,973   $ 7,402,056
                                                       =====================================

2. Rate shown is the 7-day yield as of October 31, 2008.

1 | EQUITY INVESTOR FUND

Equity Investor Fund

STATEMENT OF INVESTMENTS   October 31, 2008  / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                                                             OTHER FINANCIAL
VALUATION DESCRIPTION                            INVESTMENTS IN SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                         $             385,903,632   $            --
Level 2 -- Other Significant Observable Inputs                          --                --
Level 3 -- Significant Unobservable Inputs                              --                --
                                                 -------------------------------------------
        Total                                    $             385,903,632   $            --
                                                 ===========================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

2 | EQUITY INVESTOR FUND

Equity Investor Fund

STATEMENT OF INVESTMENTS   October 31, 2008  / Unaudited

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                  $   611,923,196
                                                                ===============

Gross unrealized appreciation                                   $            --
Gross unrealized depreciation                                      (226,019,564)
                                                                ---------------
Net unrealized depreciation                                     $  (226,019,564)
                                                                ===============

3 | EQUITY INVESTOR FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2008